SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - Schedule of Derivative Liabilities at Fair Value (USD $)	6 Months Ended	12 Months Ended
	Jun. 30, 2014	Dec. 31, 2013
Derivative liabilities from:
Balance	$ 696,648	$ 496,827
New Issuance	779,682	607,826 [1]
Settlements	(160,703)	256,472
Changes in Fair Value	(671,464)	(151,533)
Balance	644,163	696,648
Conversion Features - Embedded Derivatives [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative liabilities from:
Balance	156,761
New Issuance	550,343
Settlements	(160,703)
Changes in Fair Value	(50,270)
Balance	496,131
Conversion Features - Tainted Equity [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative liabilities from:
Balance	391,686
New Issuance	229,339
Settlements	0
Changes in Fair Value	(491,658)
Balance	129,367
Warrants - Tainted Equity [Member] | Fair Value, Inputs, Level 3 [Member]
Derivative liabilities from:
Balance	148,201
New Issuance	0
Settlements	0
Changes in Fair Value	(129,536)
Balance	$ 18,665

[1]	$204,114 was recorded as a loss on derivative at issuance. This loss is netted within Gain/Loss on Derivative Liability on the Statement of Operations.